SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Entity [Line Items]
Ownership interest	41.20%	43.40%	42.80%
Goodwill, Impairment Loss	$ 0	$ 10,255,000	$ 0
Equity Method Investments	1,229,838,000	1,221,405,000	1,223,398,000
Equity method goodwill	224,300,000	224,300,000
Regulatory assets	383,600,000	585,000,000
Number of years of service employees must work to be entitled to postretirement medical and life insurance benefits (in years)	5
Bighorn Gas Gathering LLC [Member]
Entity [Line Items]
Net ownership percentage	49.00%	49.00%
Equity Method Investments	87,837,000	90,428,000
Equity method goodwill	53,400,000
Other Powder River Basin Investments [Member]
Entity [Line Items]
Equity Method Investments	204,000,000
Equity method goodwill	130,000,000
Pension Costs [Member] | Natural Gas Distribution [Member]
Entity [Line Items]
Regulatory assets		499,400,000
Distribution Regulated Segment [Member] | Pension Costs [Member]
Entity [Line Items]
Regulatory assets	341,100,000
Distribution Regulated Segment [Member]
Entity [Line Items]
Regulatory assets	$ 376,800,000	$ 577,100,000